Statement of Changes in Net Assets Available for Benefits - 401(k) Retirement Savings Plan	Dec. 31, 2025 USD ($)
Net assets available for benefits:
Balance, beginning of year	$ 628,579,410
Balance, end of year	$ 809,776,587